Convertible Notes - Convertible Notes are summarized as follows, including conversion related activity (Details)		1 Months Ended	12 Months Ended
	Aug. 26, 2020 CAD ($)	Aug. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings
Balance at the beginning of period			$ 27,336,373
Interest payments		$ (14,169)	(32,521)	$ (18,727)
Balance at the end of period			9,562,293	27,336,373
Convertible Notes
Disclosure of detailed information about borrowings
Balance at the beginning of period			27,336,373	23,433,664
Additions			16,168,678
Conversions	$ (82,102,500)		(38,674,790)
Accretion and interest expense			3,129,157	2,684,458
Interest payments			(32,521)	(18,727)
Foreign exchange adjustments			1,635,396	1,236,979
Balance at the end of period			$ 9,562,293	$ 27,336,373